Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Cash flows from operating activities:
Net Loss	$ (1,323,020)	$ (654,767)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	51,823	57,505
Royalties receivables valuation	0	0
Stock issued for services	0	33,000
Profit from held for trading investments	0	0
Share based payment	425,737	0
Changes in operating assets and liabilities:	196,768	0
Decrease (increase) Accounts Receivable and prepaid expenses	26,203	(16,275)
Increase (decrease) Accounts payable and accrued liabilities	22,944	(12,100)
Net cash used in operating activities	(599,545)	(592,637)
Cash flows from investing activities:
Realization of Held for trading Investments	0	0
Acquisition of equipment	(513)	(943)
Net cash used in investing activities	(513)	(943)
Net increase (Decrease) in cash	(600,058)	(593,580)
Cash and cash equivalents at beginning of the Period	1,386,472	777,611
Cash and cash equivalents at end of the Period	$ 786,414	$ 184,031